Property and Equipment (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Depreciation	$ 46,285	$ 36,779